Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14. Fair Value Measurements

The Company’s financial instruments include cash, accounts payable, notes payable, contingent stock and warrant liability and warrant liability. Cash, contingent stock liability, contingent warrant liability and warrant liability are measured at fair value. Accounts payable and notes payable are measured at amortized cost and approximates fair value due to their short duration and market rate for similar instruments, respectively.

As of September 30, 2022, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Fair Value Measurements Using			Balance as at
	Level 1	Level 2	Level 3	September 30, 2022

Assets
Cash	$6,389,839	-	-	$6,389,839
	-	-	-
Total assets measured at fair value	$6,389,839	-		$6,389,839

Liabilities
Warrant liability	$3,101,102	-	-	$3,101,102

Total liabilities measured at fair value	$3,101,102	-	-	$3,101,102

Note 12. Fair Value Measurements

The Company’s financial instruments consisted of cash, accounts payable, notes payable, contingent stock liability and contingent warrant liability. Cash, contingent stock liability and contingent stock liability are measured at fair value. Accounts payable and notes payable are measured at amortized cost and approximates fair value due to their short duration and market rate for similar instruments, respectively.

As of December 31, 2021, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s balance sheet:

	Fair Value Measurements Using			Balance as at December 31,
	Level 1	Level 2	Level 3	2021
	$	$	$	$
Assets
Cash	1,479,166	-	-	1,479,166
Contingent stock liability	-	-	677,000	677,000
Contingent warrant liability	-	-	585,000	585,000
Total assets measured at fair value	1,479,166	-	1,262,000	2,741,166